Cover	Nov. 03, 2026
Entity Information
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	UNUM GROUP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11294
Entity Tax Identification Number	62-1598430
Entity Address, Address Line One	1 Fountain Square
Entity Address, City or Town	Chattanooga,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37402
City Area Code	423
Local Phone Number	294-1011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000005513
Amendment Flag	false
Common Class A | NEW YORK STOCK EXCHANGE, INC.
Entity Information
Title of 12(b) Security	Common stock, $0.10 par value
Trading Symbol	UNM
Security Exchange Name	NYSE
6.250% Junior Subordinated Notes due 2058 | NEW YORK STOCK EXCHANGE, INC.
Entity Information
Title of 12(b) Security	6.250% Junior Subordinated Notes due 2058
Trading Symbol	UNMA
Security Exchange Name	NYSE